Leases (Details) $ in Millions	12 Months Ended
Oct. 31, 2020 USD ($) ft² Property Optionterm
Leases [Abstract]
Number of leased properties | Property	2
Provo, Utah Property [Member]
Leases [Abstract]
Area of office space leased | ft²	405,700
Number of options to extend lease period | Optionterm	3
Lease extension period	5 years
Annual rent	$ 8.4
Annual sub-lease income	$ 1.1
Santa Clara, California Property [Member]
Leases [Abstract]
Area of office space leased | ft²	635,000
Number of options to extend lease period | Optionterm	1
Lease extension period	5 years
Annual rent	$ 4.7